Equity accounted investments - Summary of Financial Statements of Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 88,163	R 81,860	R 74,909
Current assets	64,831	52,243	26,163
Non-current liabilities	(51,108)	(45,900)	(55,607)
Current liabilities	(20,541)	(17,487)	(14,327)
Equity-accounted investments	7,594	5,621	4,039
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	946	459	442
Total Reconciling Items	140	542	512
Equity-accounted investments	R 1,086	1,001	954	R 978
Proportion of ownership interest in associate	40.00%
Separate | Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 2,788	1,541	1,472
Current assets	0	7	3
Non-current liabilities	(409)	(382)	(369)
Current liabilities	(15)	(18)	(1)
Net assets (liabilities)	R 2,364	R 1,148	R 1,105